Fair Value of Financial Assets and Liabilities (Details 6) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Gross amounts	$ 8,214,216	$ 2,016,314
Compensated in balance
Net amount presented in balance	8,148,151	1,947,726
Remains of unrelated and / or unencumbered financial instruments	31,841,942	30,552,498
Amount in Statements of Financial Position	39,990,093	32,500,224
Liabilities
Gross amounts	7,768,200	1,784,100
Compensated in balance
Net amount presented in balance	7,768,200	1,784,100
Remains of unrelated and / or unencumbered financial instruments	26,012,576	24,380,035
Amount in Statements of Financial Position	33,780,776	26,164,135
Financial derivative contracts [Member]
Liabilities
Gross amounts	7,388,145	1,735,555
Compensated in balance
Net amount presented in balance	7,388,145	1,735,555
Remains of unrelated and / or unencumbered financial instruments	2,509	782,173
Amount in Statements of Financial Position	7,390,654	2,517,728
Investments under resale agreements [Member]
Liabilities
Gross amounts	380,055	48,545
Compensated in balance
Net amount presented in balance	380,055	48,545
Remains of unrelated and / or unencumbered financial instruments
Amount in Statements of Financial Position	380,055	48,545
Deposits and interbank borrowings [Member]
Liabilities
Gross amounts
Compensated in balance
Net amount presented in balance
Remains of unrelated and / or unencumbered financial instruments	26,010,067	23,597,862
Amount in Statements of Financial Position	26,010,067	23,597,862
Financial derivative contracts [Member]
Assets
Gross amounts	8,148,151	1,947,726
Compensated in balance
Net amount presented in balance	8,148,151	1,947,726
Remains of unrelated and / or unencumbered financial instruments	457	1,152,909
Amount in Statements of Financial Position	8,148,608	3,100,635
Obligations under repurchase agreements [Member]
Assets
Gross amounts
Compensated in balance
Net amount presented in balance
Remains of unrelated and / or unencumbered financial instruments
Amount in Statements of Financial Position
Loans And Accounts Receivable At Amortised Cost [Member]
Assets
Gross amounts
Compensated in balance
Net amount presented in balance
Remains of unrelated and / or unencumbered financial instruments	31,775,420	29,331,001
Amount in Statements of Financial Position	31,775,420	29,331,001
Loans and accounts receivable at FVOCI, net [Member]
Assets
Gross amounts	66,065	68,588
Compensated in balance
Net amount presented in balance
Remains of unrelated and / or unencumbered financial instruments	66,065	68,588
Amount in Statements of Financial Position	$ 66,065	$ 68,588